Summary of Significant Accounting Policies - Additional Information (Details)		9 Months Ended		12 Months Ended
	Jan. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable		$ 0
Inventory provision		0
Operating leases, ROU assets	$ 7,093,473	14,831,960
Operating lease liabilities	7,000,000
Reclassified prepaid rent to operating ROU assets	$ 100,000
Total lease cost		$ 2,709,576	$ 1,025,977
Land use rights term		30 years
Aggregate amount of cash and cash equivalents		$ 68,707,541	$ 104,957,732	$ 62,951,607
Cash and Cash Equivalents
Significant Accounting Policies [Line Items]
Percentage of foreign currency risk		11.00%		6.00%
Foreign Currency Risk | Cash and Cash Equivalents
Significant Accounting Policies [Line Items]
Aggregate amount of cash and cash equivalents | ¥					¥ 52,610,689	¥ 26,878,093